Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and, in accordance with those rules and regulations, do not include all information and footnote disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, the unaudited condensed consolidated interim financial statements (the “Financial Statements”) reflect all adjustments, which consist only of normal recurring adjustments, necessary to state fairly the results of operations, financial condition and cash flows for the interim periods presented herein.

These Financial Statements should be read in conjunction with the consolidated financial statements and notes thereto included in the 2023 Form 10-K. The year-end condensed consolidated balance sheet data included in this Quarterly Report on Form 10-Q was derived from the audited financial statements but does not include all disclosures required by GAAP. The results of operations for any interim period are not necessarily indicative of the results of operations to be expected for the full year.

All intercompany transactions and balances are eliminated from the Financial Statements.

Basis of presentation

These statements have been prepared pursuant to the rules and regulations of the SEC and in accordance with GAAP. In the opinion of management, the consolidated financial statements reflect all adjustments, which consist only of normal recurring adjustments, necessary to state fairly the results of operations, financial condition and cash flows for the periods presented herein. Prior to the Business Combination, the consolidated financial statements reflect Legacy MSP. All intercompany transactions and balances are eliminated from the consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The Company consolidates all entities that it controls through a majority voting interest or otherwise and the accompanying financial statements include the accounts of the Company’s wholly owned subsidiaries and those entities for which the Company has a controlling interest in. The Company also consolidates all entities that it controls as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity, which would include an equity interest. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Generally, entities that are organized similar to a limited partnership, in which a general partner (or managing member) make the most relevant decisions that affect the entity’s economic performance, are considered to be VIEs which would require consolidation, unless the limited partners have substantive kickout or participating rights. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model.

Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties. As a result of the Business Combination, the Company consolidates MSP Recovery under the VIE model.

Principles of consolidation

The Company consolidates all entities that it controls through a majority voting interest or otherwise and the accompanying financial statements include the accounts of the Company’s wholly owned subsidiaries and these entities for which the Company has a controlling interest in. The Company also consolidates all entities that it controls as the primary beneficiary of a variable interest entity (“VIE”). Under the VIE model, management first assesses whether the Company has a variable interest in an entity, which would include an equity interest. If the Company has a variable interest in an entity, management further assesses whether that entity is a VIE, and if so, whether the Company is the primary beneficiary under the VIE model. Generally, entities that are organized similar to a limited partnership, in which a general partner (or managing member) make the most relevant decisions that affect the entity’s economic performance, are considered to be VIEs which would require consolidation, unless the limited partners have substantive kickout or participating rights. Entities that do not qualify as VIEs are assessed for consolidation under the voting interest model.

Under the VIE model, an entity is deemed to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly affect the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. Management determines whether the Company is the primary beneficiary of a VIE at the time it becomes involved with a VIE and reconsiders that conclusion at each reporting date. This analysis includes an evaluation of the Company’s control rights, as well as the economic interests that the Company holds in the VIE, including indirectly through related parties. As a result of the Business Combination, the Company consolidates MSP Recovery under the VIE model.

Estimates and Assumptions

Estimates and Assumptions

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the Company’s estimates. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to Claims recovery income and Claims recovery service income recognition, recoverability of long-lived assets and cost of Claims recoveries (included in cost of revenue).

Estimates and Assumptions

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Actual results could differ from the Company’s estimates. Estimates are periodically reviewed considering changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Significant estimates and assumptions reflected in these consolidated financial statements include but are not limited to Claims recovery income and Claims recovery service income recognition, recoverability of long-lived assets and cost of Claims recoveries.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the chief operating decision maker (“CODM”). The Company manages its operations as a single segment for the purposes of assessing performance and making decisions. The Company’s CODM is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. In addition, all of the Company’s revenues and long-lived assets are attributable primarily to operations in the United States and Puerto Rico for all periods presented.

Concentration of Credit Risk and Off-Balance Sheet Risk

Concentration of Credit Risk and Off-Balance Sheet Risk

Cash and affiliate receivable are financial instruments that are potentially subject to concentrations of credit risk. See Note 15, Related Party Transactions, for disclosure of affiliate receivables. The Company’s cash is deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions where cash is held. The Company has no other financial instruments with off-balance-sheet risk of loss.

Concentration of credit risk and Off-Balance Sheet Risk

Cash and affiliate receivable are financial instruments that are potentially subject to concentrations of credit risk. See Note 15, Related Party Transactions, for disclosure of affiliate receivables. The Company’s cash and restricted cash are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no other financial instruments with off-balance-sheet risk of loss.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. There are no cash equivalents as of December 31, 2023 or 2022.

Restricted Cash as of December 31, 2022 consists of cash held in escrow related to the Prepaid Forward Agreement with CF. See Note 18, Derivative Liability, for more information on the Prepaid Forward Agreement.

Fair Value Measurements

Fair Value Measurements

The Company applies the provisions of ASC 820, Fair Value Measurements, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company also applied the provisions of the subtopic to fair value measurements of non-financial assets and non-financial liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring basis. The subtopic defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The subtopic also establishes a framework for measuring fair value and expands disclosures about fair value measurements. The fair value framework requires the Company to categorize certain assets and liabilities into three levels, based upon the assumptions used to price those assets or liabilities. The three levels are defined as follows:

Level 1: Quoted prices in active markets for identical assets or liabilities.

Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable.

Level 3: Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

The Company has determined the estimated fair value of its financial instruments based on appropriate valuation methodologies; however, for Level 2 and Level 3 inputs considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair values can be materially affected by using different assumptions or methodologies. The methods and assumptions used in estimating the fair values of financial instruments are based on carrying values and future cash flows. As of December 31, 2022, the Company did not hold any Level 2 or Level 3 assets or liabilities. See Note 14, Fair Value Measurements, for additional information on Level 3 assets and liabilities as of December 31, 2023.

Cash and restricted cash are stated at cost, which approximates their fair value. The carrying amounts reported in the balance sheets for affiliate receivable, accounts payable, affiliate payable and accrued liabilities approximate fair value, due to their short-term maturities.

Outstanding borrowings that qualify as financial instruments are carried at cost, which approximates their fair value as of December 31, 2023 and 2022, due to their short duration.

Equity Method Investments

Equity Method Investments

Equity investments that are not consolidated, but over which the Company exercises significant influence, are accounted for in accordance with ASC 323, “Investments—Equity Method and Joint Ventures” (“ASC 323”). Whether or not the Company exercises significant influence with respect to an investee company depends on an evaluation of several factors including, among others, representation on the investee company’s board of directors and ownership level. An entity is presumptively assumed to have significant influence in a corporation when it holds 20% or more of the voting stock of the investee company, or at a lower level (e.g., 3% to 5%) for entities that track separate members capital accounts.

Under the equity method of accounting, an investee company’s accounts are not reflected within the Company’s consolidated balance sheets and statements of operations; however, the Company’s share of the earnings or losses of the investee company is reflected in the caption “Other income” in the consolidated statements of operations. The Company’s carrying value in equity method investee companies is not reflected in the Company’s consolidated balance sheets as of December 31, 2023 or 2022 as the carrying value is de minimis. When the Company’s carrying value in an equity method investee company is reduced to zero, no further losses are recorded in the Company’s consolidated financial statements unless the Company has guaranteed obligations of the investee company or has committed additional funding. When the investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized.

Property and Equipment

Property and Equipment

Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Major expenditures for property and equipment and those that substantially increase useful lives are capitalized. When assets are sold or otherwise disposed of, costs and related accumulated depreciation are removed from the financial statements and any resulting gains or losses are included in general and administrative expenses within our consolidated statements of operations.

The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvements	Lesser of lease term or estimated life

Internal Use Software

Internal Use Software

Internal-use software development costs incurred in the preliminary project stage are expensed as incurred; costs incurred in the application and development stage, which meet the capitalization criteria, are capitalized and amortized on a straight-line basis over the estimated useful life of the asset and costs incurred in the post-implementation/operations stage are expensed as incurred. The estimated useful life for development costs capitalized as of December 31, 2023 and 2022 is five years. Further, internal and external costs incurred in connection with upgrades or enhancements are also evaluated for capitalization. If the software upgrade results in an additional functionality, costs are capitalized; if the upgrade only extends the useful life, it is expensed as occurred.

Intangible assets

Intangible assets

In certain of its CCRAs, the Company makes upfront payments to acquire Claims recovery rights from secondary payers, such as health plans, managed service organizations, providers or medical services and independent physicians’ associations. The Company recognizes intangible assets for costs incurred up front to acquire Claims recovery rights from various Assignors.

The Company amortizes capitalized costs associated with CCRAs over eight years, based on the typical expected timing to pursue recovery through litigation, including through potential appeals.

As part of the Business Combination, the Company acquired rights to Claims recovery cash flows. As a result of this purchase and the guaranty obligation as noted in Note 10, Variable Interest Entities, the Company consolidated the entity which holds these Claim rights. Upon consolidation, these Claims rights were accounted for under ASC 350 similar to other CCRAs the Company holds. As such these assets are held at cost, net of amortization.

The Company evaluates these assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value.

Leases

Leases

Leases entered into by the Company, in which substantially all the benefits and risk of ownership are transferred to the Company, are recorded as obligations under leases. Leases that meet one of the finance lease criteria are classified as finance leases, while all others are classified as operating leases. The Company determines if an arrangement is a lease at inception and has made an accounting policy election not to recognize right of use assets and lease liabilities that arise from short term lease as defined as leases with initial terms not in excess of 12 months. The Company elected not to separate lease and non-lease components for arrangements where the Company is a lessee. See Note 8, Leases, for more information.

Derivative Instruments

Derivative Instruments

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The result of this accounting treatment is that the fair value of the embedded derivative, if required to be bifurcated, is marked-to-market at each balance sheet date and recorded as a liability. The change in fair value is recorded in the Statement of Operations as a component of other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, combined derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

Non-Controlling Interests

Non-Controlling Interests

As part of the Business Combination and described in Note 3, Business Combination, the Company became the managing member of MSP Recovery, which is consolidated as the Company controls the operating decisions of MSP Recovery. The non-controlling interest relates to the Up-C Units that are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. The Up-C Unit holders retained approximately 99.76% of the economic ownership percentage of the Company as of the Closing Date. The non-controlling interest is classified as permanent equity within the condensed consolidated balance sheet of the Company. As of June 30, 2024, based on the Class A Common Stock issuances during the period, the non-controlling interest of Class V shareholders was 86.9%.

Changes in the Company’s ownership interest in MSP Recovery, due to holders of Class V Common Stock converting their shares to Class A Common Stock, are accounted for as equity transactions. Each issuance of the Company’s Class A Common Stock requires a corresponding issuance of MSP Recovery units to the Company. The issuance would result in a change in ownership and would reduce the balance of non-controlling interest and increase the balance of additional paid-in capital.

Non-controlling Interests

As part of the Business Combination and described in Note 1, Description of the Business, the Company became the managing member of MSP Recovery, which is consolidated as the Company controls the operating decisions of MSP Recovery. The non-controlling interest relates to the Up-C Units that are convertible into Class A Common Stock of the Company at the discretion of the holder of the Up-C Unit. The Up-C Unit holders retained approximately 99.76% of the economic ownership percentage of the Company as of the Closing Date. The non-controlling interest is classified as permanent equity within the consolidated balance sheet of the Company. As of December 31, 2023, based on the Class A common stock issuances during the period, the non-controlling interest of Class V shareholders was 89.44%.

Changes in the Company’s ownership interest in MSP Recovery, due to Class V shareholders converting their shares to Class A, are accounted for as equity transactions. Each issuance of the Company’s Class A Common Stock requires a corresponding issuance of

MSP Recovery units to the Company. The issuance would result in a change in ownership and would reduce the balance of non-controlling interest and increase the balance of additional paid-in capital.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets, such as property and equipment, including capitalized software costs, and finite-lived intangibles such as Claims recovery rights, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset group are less than the carrying value, a write-down would be recorded to reduce the related asset group to its estimated fair value.

Claims Recovery

Claims Recovery

The Company’s primary income-producing activities are associated with the pursuit and recovery of proceeds related to Claims recovery rights that the Company obtains through CCRAs, in which it becomes the owner of those rights. As a result, such income is not generated from the transfer of control of goods or services to customers, but from the proceeds realized from perfection of Claims recoveries from rights the Company holds outright. The Company also generates revenue by providing Claims recovery services to other entities outside of the Company.

Claims recovery income

The Company recognizes Claims recovery income based on a gain contingency model—that is, when the amounts are reasonably certain of collection. This typically occurs upon reaching a binding settlement or arbitration with the counterparty or when the legal proceedings, including any appellate process, are resolved.

In some cases, the Company owes an additional payment to the original Assignor in connection with the realized value of the recovery right. Claims recovery income is recognized on a gross basis, as the Company is entitled to the full value of recovery proceeds, and makes a payment to the original Assignor similar to a royalty arrangement. Such payments to prior owners are recognized as cost of Claims recovery in the same period the Claims recovery income is recognized.

When the Company becomes entitled to recovery proceeds from the settlement of a Claim recovery pursuit or proceeding, it recognizes the amount in accounts receivable.

Claims recovery service income, ASC 606, Revenue from Contracts with Customers

The guidance under ASC 606, Revenue from Contracts with Customers, provides that an entity should apply the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation.

The Company derives revenues from contracts with customers primarily from Claims recovery services arrangements (“Claims recovery services”). Claims recovery services include services to related parties or third parties to assist those entities with pursuit of Claims recovery rights. The Company has determined it has a single performance obligation for the series of daily activities that comprise Claims recovery services, which are recognized over time using a time-based progress measure and are typically based on (1) budgeted expenses for the current month with an adjustment for the variance between budget and actual expenses from the prior month or (2) on a contingent basis dependent on actual settlements or resolved litigation. Amounts estimated and recognized, but not yet fully settled or resolved as part of litigation are recognized as contract assets. There were no contract assets as of December 31, 2023 or 2022, as amounts associated with unresolved litigation were fully constrained.

Claims recovery services are generally paid in advance on a monthly basis. The Company did not recognize any material revenue for the years ended December 31, 2023, 2022, or 2021 for performance obligations that were fully satisfied in previous periods.

For the years ended December 31, 2022 and 2021, the majority of the Company’s Claims recovery service income was related to a servicing agreement with VRM MSP, which was entered into on March 27, 2018. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. As part of the Business Combination, the Company acquired rights to cash flows in the assets, after certain required returns to VRM MSP, that had been part of the servicing agreement. As part of this acquisition, the Company no longer receives service income from this agreement and consolidates the entity in which the Company acquired rights to cash flow in the assets as outlined in Note 4, Asset Acquisitions. For the year ended December 31, 2022, the Company also recognized $5.0 million of servicing income related to a specific contract where the performance obligations were completed during the year.

The Company does not have material unfulfilled performance obligation balances for contracts with an original length greater than one year in any years presented. Additionally, the Company does not have material costs related to obtaining a Claims recovery service contract with amortization periods greater than one year for any period presented.

The Company applies ASC 606 utilizing the following allowable exemptions or practical expedients:

•
Exemption to not disclose the unfulfilled performance obligation balance for contracts with an original length of one year or less.
•
Practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.
•
Election to present revenue net of sales taxes and other similar taxes, if any.
•
Practical expedient not requiring the entity to adjust the promised amount of consideration for the effects of a significant financing component if the entity expects, at contract inception, that the period between when the entity transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

Transfers of Claims Cost Recovery Rights to Others

Transfers of Claims Cost Recovery Rights to Others

In some cases, the Company has entered into arrangements to transfer CCRAs or rights to proceeds from CCRAs to other parties. The Company evaluates whether such transfers are sales of nonfinancial assets, sales of future revenues treated as debt, in-kind contributions to equity method investees, or other types of arrangements.

When they are treated as sales of nonfinancial assets, the Company recognizes a gain on the sale when control transfers to the counterparty based on the difference between the fair value of consideration (including cash) received and the recognized carrying value of the CCRAs. In some cases, such sales include variable consideration in the form of payments that will be made only upon achievement of certain recoveries or based on a percentage of actual recoveries. The Company estimates and constrains the amounts that will ultimately be realized based on these variable payment terms and includes those amounts in the determination of gain or loss; the gain or loss is subsequently updated based on changes in those estimates.

In other cases, such transfers are considered to be sales of future revenue that are debt-like in nature. These arrangements are recognized as debt based on the proceeds received, and are imputed an interest rate based on the expected timing and amount of payments to achieve contractual hurdles. These are subject to revisions of estimates of that timing and amount based on the contractual provisions and the Company’s assumptions from changes in facts and circumstances. Such changes are reflected through revision of the imputed interest rate on a cumulative catch-up basis.

Cost of Claims Recoveries

Cost of Claims Recoveries

Costs of Claims recoveries consist of all directly attributable costs specifically associated with Claims processing activities, including contingent payments to Assignors (i.e., settlement expenses).

Claims amortization expense

Claims amortization expense

Claims amortization expense includes amortization of CCRAs acquired as part of the business combination, shown as Intangibles, net in the consolidated balance sheets, and CCRA intangible assets for which the Company made upfront payments for Claims recovery rights. For further details on CCRAs see Note 7, Intangible Assets, Net.

Income Taxes

Income Taxes

Our income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect management’s best assessment of estimated current and future taxes to be paid. As a result of the Business Combination, the Company became the sole managing member of MSP Recovery, which is treated as a partnership for U.S. federal, state and local income tax purposes. As a partnership, MSP Recovery is not subject to U.S. federal and certain state and local income taxes. Any taxable income or loss generated by MSP Recovery is passed through to and included in the taxable income or loss of its partners, including MSP Recovery, Inc. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes, with respect to the Company’s allocable share of income of MSP Recovery, LLC.

The Company’s deferred tax balances reflect the impact of temporary differences between the carrying amount of assets and liabilities and the Company’s tax basis. The balances are stated at the tax rates in effect when the temporary differences are expected to be recovered or settled. The Company reviewed the anticipated future realization of the tax benefit of the Company’s existing deferred tax assets and concluded that it is more likely than not that all of the deferred tax assets will not be realized in the future and recorded a full valuation allowance.

Comprehensive Income (Loss)		Comprehensive Income (Loss) The Company has no components of other comprehensive income (loss). As such, net loss equates to comprehensive income (loss) for all periods presented in this report.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

New Accounting Pronouncements Issued but Not Yet Adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Among other requirements, this update adds specific disclosure requirements for income taxes, including: (1) disclosing specific categories in the rate reconciliation and (2) providing additional information for reconciling items that meet quantitative thresholds. The guidance is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company operates in one reportable segment; however, it is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated financial statements and disclosures.

In March 2024, the SEC adopted the final rule under SEC Release No. 33-11275, The Enhancement and Standardization of Climate Related Disclosures for Investors, which requires registrants to disclose climate-related information in registration statements and annual reports. The new rules would be effective for annual reporting periods beginning in fiscal year 2025. However, in April 2024, the SEC exercised its discretion to stay these rules pending the completion of judicial review of certain consolidated petitions with the United States Court of Appeals for the Eighth Circuit in connection with these rules. The Company is evaluating the impact of this rule on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses. In 2016 and subsequently, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

including subsequent amendments to the initial guidance: ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825. Financial Instruments, ASU 2019-05, Financial Instruments - Credit Losses (Topic 326): Targeted Transition Relief, ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments - Credit Losses. ASU 326, and ASU 2022-02, Financial Instruments - Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures and related amendments require credit losses on financial instruments measured at amortized cost basis to be presented at the net amount expected to be collected, replacing the current incurred loss approach with an expected loss methodology that is referred to as CECL. This ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company adopted this guidance on January 1, 2023 and it had no material impact on our consolidated financial statements.

New Accounting Pronouncements Issued but Not Yet Adopted

ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Among other requirements, this update adds specific disclosure requirements for income taxes, including: (1) disclosing specific categories in the rate reconciliation and (2) providing additional information for reconciling items that meet quantitative thresholds. The guidance is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s consolidated financial statements and disclosures.